Transamerica Large Cap Value

SCHEDULE OF INVESTMENTS
At July 31, 2025
(unaudited)

	Shares	Value
COMMON STOCKS - 98.2%
Aerospace & Defense - 4.4%
RTX Corp.	446,606	$ 70,371,707
Textron, Inc.	317,804	24,715,617
		95,087,324
Automobiles - 1.7%
General Motors Co.	695,758	37,111,732
Banks - 10.0%
Bank of America Corp.	1,025,175	48,460,022
JPMorgan Chase & Co.	302,774	89,693,770
Wells Fargo & Co.	986,563	79,546,575
		217,700,367
Beverages - 1.8%
PepsiCo, Inc.	282,137	38,912,335
Biotechnology - 3.5%
AbbVie, Inc.	173,968	32,883,431
Gilead Sciences, Inc.	383,760	43,092,411
		75,975,842
Broadline Retail - 3.5%
Amazon.com, Inc. (A)	327,463	76,662,363
Capital Markets - 8.5%
Blackrock, Inc.	64,894	71,773,413
Goldman Sachs Group, Inc.	65,856	47,652,743
Intercontinental Exchange, Inc.	346,937	64,124,366
		183,550,522
Chemicals - 1.7%
Air Products & Chemicals, Inc.	129,542	37,292,551
Communications Equipment - 1.7%
Motorola Solutions, Inc.	86,165	37,824,712
Construction & Engineering - 2.1%
Quanta Services, Inc.	109,709	44,556,116
Construction Materials - 2.1%
Martin Marietta Materials, Inc.	79,610	45,766,197
Electric Utilities - 2.0%
Duke Energy Corp.	349,362	42,496,394
Electrical Equipment - 3.7%
GE Vernova, Inc.	61,634	40,696,314
Rockwell Automation, Inc.	112,714	39,642,641
		80,338,955
Energy Equipment & Services - 1.2%
Schlumberger NV	769,408	26,005,990
Entertainment - 2.5%
Walt Disney Co.	461,896	55,016,433
Food Products - 1.5%
Mondelez International, Inc., Class A	510,645	33,033,625
Ground Transportation - 1.7%
CSX Corp.	1,065,087	37,853,192
	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies - 5.3%
Abbott Laboratories	520,666	$ 65,702,842
Boston Scientific Corp. (A)	466,427	48,937,521
		114,640,363
Health Care Providers & Services - 2.5%
Cencora, Inc.	141,233	40,403,936
UnitedHealth Group, Inc.	52,546	13,113,380
		53,517,316
Industrial REITs - 1.4%
Prologis, Inc.	281,194	30,025,895
Insurance - 2.6%
Hartford Insurance Group, Inc.	447,359	55,646,986
Interactive Media & Services - 5.1%
Alphabet, Inc., Class A	307,928	59,091,383
Meta Platforms, Inc., Class A	65,012	50,282,881
		109,374,264
Life Sciences Tools & Services - 1.8%
Thermo Fisher Scientific, Inc.	81,334	38,038,285
Machinery - 2.6%
Parker-Hannifin Corp.	76,730	56,158,687
Media - 2.1%
Fox Corp., Class A	823,157	45,899,234
Metals & Mining - 1.1%
Freeport-McMoRan, Inc.	605,361	24,359,727
Oil, Gas & Consumable Fuels - 5.1%
ConocoPhillips	420,283	40,069,781
Exxon Mobil Corp.	638,367	71,267,292
		111,337,073
Passenger Airlines - 1.7%
Delta Air Lines, Inc.	691,404	36,789,607
Pharmaceuticals - 1.9%
Merck & Co., Inc.	518,940	40,539,593
Semiconductors & Semiconductor Equipment - 3.7%
Broadcom, Inc.	154,020	45,235,674
Micron Technology, Inc.	328,105	35,809,380
		81,045,054
Software - 2.0%
Microsoft Corp.	80,251	42,813,908
Specialized REITs - 1.8%
American Tower Corp.	187,058	38,981,017
Specialty Retail - 3.9%
Lowe's Cos., Inc.	180,150	40,276,135
TJX Cos., Inc.	352,643	43,914,633
		84,190,768
Total Common Stocks (Cost $1,468,982,312)		2,128,542,427
Transamerica Funds

Transamerica Large Cap Value

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 1.8%
Fixed Income Clearing Corp.,
1.80% (B), dated 07/31/2025, to be
repurchased at $38,297,312 on 08/01/2025.
Collateralized by a U.S. Government
Obligation, 3.75% due 04/30/2027, and with
a value of $39,061,442.
$ 38,295,398	$ 38,295,398
Total Repurchase Agreement (Cost $38,295,398)	38,295,398
Total Investments (Cost $1,507,277,710)	2,166,837,825
Net Other Assets (Liabilities) - (0.0)%*	(301,851)
Net Assets - 100.0%	$ 2,166,535,974
INVESTMENT VALUATION:

Valuation Inputs (C)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$2,128,542,427	$—	$—	$2,128,542,427
Repurchase Agreement	—	38,295,398	—	38,295,398
Total Investments	$2,128,542,427	$38,295,398	$—	$2,166,837,825
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)	Non-income producing security.
(B)	Rate disclosed reflects the yield at July 31, 2025.
(C)
There were no transfers in or out of Level 3 during the period ended July 31, 2025. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
Transamerica Funds

Transamerica Large Cap Value

NOTES TO SCHEDULE OF INVESTMENTS
At July 31, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica Large Cap Value (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at July 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Funds